Acquisitions (Details) - USD ($)	1 Months Ended		3 Months Ended
	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2023
Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		99,400,000	98,000,000
Business Combination, Consideration Transferred (in Dollars)		$ 225,000	$ 225,000
Merchant Payment Solutions LLC [Member]
Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred (in Dollars)	$ 725,000
Series C Preferred Stock [Member] | Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		48	48
Series D Preferred Stock [Member] | Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		10	10
Logicquest Technology Inc [Member]
Acquisitions (Details) [Line Items]
Equity Method Investment, Ownership Percentage		99.10%